Significant Events - Summary of Provision for Samarco Dam Failure (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of other provisions [line items]
Current	$ 4,514	$ 3,965
Non-current	11,973	10,478
Samarco dam failure [member]
Disclosure of other provisions [line items]
At the beginning of the financial year	3,421	2,792
Movement in provision	260	629
Utilised	(448)	(256)
Change in cost estimate	(33)	691
Amortisation of discounting impacting net finance costs	452	290
Exchange translation	289	(96)
Current	1,876	1,815
Non-current	1,805	1,606
At the end of the financial year	$ 3,681	$ 3,421